ACCOUNTS PAYABLE, NON-CURRENT (Tables)	12 Months Ended
Dec. 31, 2017
Trade and other payables [abstract]
Schedule of accounts payable, non-current

	As of	As of
	December 31,	December 31,
	2017	2016
	ThUS$	ThUS$

Aircraft and engine maintenance	483,795	347,085
Provision for vacations and bonuses	14,725	12,080
Other sundry liabilities	312	226
Total accounts payable, non-current	498,832	359,391